Related party information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) director	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 24, 2021
Related party borrowings and receivables
Investment in joint ventures	$ 8	$ 6
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				25.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	34.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director	4
Key Management Personnel
Related party borrowings and receivables
Amount payable	$ 8	5	$ 1
Salaries and other short term employee benefits	18	14	10
Post‑employment benefits	1		1
Key management compensation excluding transaction cost	19	14	11
Transaction related and other compensation	1	6
Key management compensation	$ 20	$ 20	$ 11